Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligation by maturity year
As of March 31, 2014, the minimum estimated amounts due under operating leases, spectrum leases and service credits, and purchase orders and other commitments were as follows:

	Total	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2018	Fiscal Year 2019 and thereafter
	(in millions)
Operating leases	$16,641	$2,197	$2,047	$1,952	$1,888	$1,840	$6,717
Spectrum leases and service credits	6,887	188	191	203	211	213	5,881
Purchase orders and other commitments	23,206	13,398	4,346	2,651	783	610	1,418
Total	$46,734	$15,783	$6,584	$4,806	$2,882	$2,663	$14,016